Note 11 - Other Borrowings - Maturities of Other Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
2020, amount	$ 445
2020, weighted-average interest rate	3.36%
2021, amount	$ 442
2021, weighted-average interest rate	3.36%
2022, amount	$ 434
2022, weighted-average interest rate	3.36%
2023, amount	$ 433
2023, weighted-average interest rate	3.36%
2024	$ 430
2024	3.36%
Beyond 2023, amount	$ 10,566
Beyond 2023, weighted-average interest rate	3.87%
Total, amount	$ 12,750	$ 8,803
Total, weighted-average interest rate	3.84%